General and administrative (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
General and administrative
Professional fees	$ 618,906	$ 977,628	$ 2,435,706	$ 2,386,402
Investor relations	543,327	248,206	1,376,543	595,756
Salaries, wages and benefits	1,409,817	352,256	2,225,956	1,448,182
Consulting fees	281,326	247,542	704,779	1,073,413
Office and general administrative	288,702	734,146	638,731	2,047,564
Foreign exchange loss (gain)	107,952	512,111	97,810	108,107
General and administrative	$ 3,250,030	$ 3,071,889	$ 7,479,525	$ 7,659,424